Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Changes in provisions
Changes in provisions for the years ended December 31, 2022 and 2021 are as follows:

(In millions of won)
	2022								As of December 31, 2022
	Beginning balance		Increase	Utilization	Reversal	Other	Business combination	Ending balance	Current	Non-current
Provision for restoration	￦	114,731	6,823	(5,679)	(1,767)	(10)	991	115,089	36,998	78,091
Emission allowance		1,885	2,719	—	(2,418)	—	—	2,186	2,186	—
Other provisions		10,379	4,071	(9,509)	(3,080)	(38)	—	1,823	499	1,324

	￦	126,995	13,613	(15,188)	(7,265)	(48)	991	119,098	39,683	79,415

(In millions of won)
	2021									As of December 31, 2021
	Beginning balance		Increase	Utilization	Reversal	Other	Business combination	Spin-off	Ending balance	Current	Non-current
Provision for restoration	￦	113,653	12,648	(6,283)	(440)	172	—	(5,019)	114,731	59,204	55,527
Emission allowance		7,424	1,368	(1,091)	(5,816)	—	—	—	1,885	1,885	—
Other provisions		29,800	1,655	(18,909)	(1,820)	—	385	(732)	10,379	567	9,812

	￦	150,877	15,671	(26,283)	(8,076)	172	385	(5,751)	126,995	61,656	65,339